Stockholder's Equity - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Adjustment decreasing FCTA with an offsetting reduction of Loss on foreign currency, net to correct amounts			$ 7,000
Cash flow hedges loss recorded in AOCI				$ (39,148)	$ (18,480)	$ 37,537
Decrease in noncontrolling interest due to acquisition				17,182		32,943
Other non-operating income (expense), net				(1,067)	$ 1,986	$ 7,002
THHE Fabricators Sdn. Bhd [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Percentage of interest acquired in subsidiary							30.00%
Decrease in investments in unconsolidated affiliates				12,000
Other non-operating income (expense), net				5,000
Berlian McDermott Sdn, Bhd, [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Percentage of interest acquired in subsidiary	30.00%
Fair value of asset surrendered	$ 17,000
Decrease in noncontrolling interest due to acquisition				$ 18,000
Berlian McDermott Sdn, Bhd, [Member] | TH Heavy Engineering Berhad [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Noncontrolling interest acquired by noncontrolling owners							30.00%
DLV 2000 [Member] | Foreign Exchange Forward [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cash flow hedges loss recorded in AOCI		$ 20,000